Results of operation - Research and Development expenses - Additional Information (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Research and Development expenses
Capitalized costs		€ (700,000)	€ (154,000)	€ (1,600,000)
Increase (Decrease) in research and development expense.	€ (1,200,000)		€ (2,100,000)
Percentage of increase (decrease) in research and development expense.	(11.20%)		(10.20%)
Research and development expenses before capitalization	€ 9,500,000	10,800,000	€ 18,500,000	20,600,000
Research and development expenses
Research and Development expenses
Capitalized costs		€ (691,000)	€ (154,000)	€ (1,554,000)